Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended		60 Months Ended	79 Months Ended		82 Months Ended		101 Months Ended		107 Months Ended		120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active INvestment Series (GAINS) - Core Plus Fund
Average Annual Return, Percent	8.21%		8.12%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active INvestment Series (GAINS) - Limited Duration Fund
Average Annual Return, Percent	5.14%		5.37%
Guggenheim Core Bond Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Core Bond Fund (Class A)†
Average Annual Return, Percent	(0.46%)			(0.87%)									2.19%
Guggenheim Core Bond Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Core Bond Fund (Class C)
Average Annual Return, Percent	1.97%			(0.78%)									1.94%
Guggenheim Core Bond Fund | Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Core Bond Fund (Class P)
Average Annual Return, Percent	3.64%			(0.07%)									2.68%
Guggenheim Core Bond Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Core Bond Fund (Institutional Class)
Average Annual Return, Percent	4.01%			0.23%									2.99%
Guggenheim Floating Rate Strategies Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Floating Rate Strategies Fund (Class A)†
Average Annual Return, Percent	1.80%			5.25%									3.80%
Guggenheim Floating Rate Strategies Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Floating Rate Strategies Fund (Class C)
Average Annual Return, Percent	3.21%			5.11%									3.53%
Guggenheim Floating Rate Strategies Fund | Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Floating Rate Strategies Fund (Class P)
Average Annual Return, Percent	4.95%			5.89%									4.30%
Guggenheim Floating Rate Strategies Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Floating Rate Strategies Fund (Institutional Class)
Average Annual Return, Percent	5.20%			6.14%									4.55%
Guggenheim Floating Rate Strategies Fund | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Floating Rate Strategies Fund (Class R6)
Average Annual Return, Percent	5.20%			6.16%	4.98%
Guggenheim High Yield Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name													High Yield Fund (Class A)†
Average Annual Return, Percent	1.44%			4.36%									4.82%
Guggenheim High Yield Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name													High Yield Fund (Class C)
Average Annual Return, Percent	4.01%			4.41%									4.54%
Guggenheim High Yield Fund | Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name													High Yield Fund (Class P)
Average Annual Return, Percent	5.66%			5.17%									5.32%
Guggenheim High Yield Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name													High Yield Fund (Institutional Class)
Average Annual Return, Percent	5.97%			5.46%									5.60%
Guggenheim High Yield Fund | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name										High Yield Fund (Class R6)
Average Annual Return, Percent	5.99%			5.53%					4.65%
Guggenheim Limited Duration Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Limited Duration Fund (Class A)†
Average Annual Return, Percent	2.23%			2.16%									2.63%
Guggenheim Limited Duration Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Limited Duration Fund (Class C)
Average Annual Return, Percent	2.78%			1.87%									2.10%
Guggenheim Limited Duration Fund | Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Limited Duration Fund (Class P)
Average Annual Return, Percent	4.55%			2.62%									2.86%
Guggenheim Limited Duration Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Limited Duration Fund (Institutional Class)
Average Annual Return, Percent	4.81%			2.89%									3.13%
Guggenheim Limited Duration Fund | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Limited Duration Fund (Class R6)
Average Annual Return, Percent	4.87%			2.91%	3.38%
Guggenheim Macro Opportunities Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Macro Opportunities Fund (Class A)†
Average Annual Return, Percent	1.90%			3.21%									3.61%
Guggenheim Macro Opportunities Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Macro Opportunities Fund (Class C)
Average Annual Return, Percent	4.39%			3.30%									3.26%
Guggenheim Macro Opportunities Fund | Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Macro Opportunities Fund (Class P)
Average Annual Return, Percent	6.12%			4.04%									4.03%
Guggenheim Macro Opportunities Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Macro Opportunities Fund (Institutional Class)
Average Annual Return, Percent	6.50%			4.45%									4.43%
Guggenheim Macro Opportunities Fund | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Macro Opportunities Fund (Class R6)
Average Annual Return, Percent	6.54%			4.46%	4.49%
Guggenheim Municipal Income Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Municipal Income Fund (Class A)†
Average Annual Return, Percent	(2.03%)			(0.90%)									1.15%
Guggenheim Municipal Income Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Municipal Income Fund (Class C)
Average Annual Return, Percent	0.28%			(0.82%)									0.89%
Guggenheim Municipal Income Fund | Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Municipal Income Fund (Class P)
Average Annual Return, Percent	2.03%			(0.07%)									1.64%
Guggenheim Municipal Income Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Municipal Income Fund (Institutional Class)
Average Annual Return, Percent	2.31%			0.19%									1.90%
Guggenheim Total Return Bond Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Total Return Bond Fund (Class A)†
Average Annual Return, Percent	(0.16%)			(0.51%)									2.41%
Guggenheim Total Return Bond Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Total Return Bond Fund (Class C)
Average Annual Return, Percent	2.18%			(0.44%)									2.14%
Guggenheim Total Return Bond Fund | Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Total Return Bond Fund (Class P)
Average Annual Return, Percent	3.95%			0.31%									2.92%
Guggenheim Total Return Bond Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Total Return Bond Fund (Institutional Class)
Average Annual Return, Percent	4.24%			0.59%									3.22%
Guggenheim Total Return Bond Fund | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Total Return Bond Fund (Class R6)
Average Annual Return, Percent	4.33%			0.62%								2.84%
Guggenheim Ultra Short Duration Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Ultra Short Duration Fund (Class A)
Average Annual Return, Percent	4.88%			3.42%				3.00%
Guggenheim Ultra Short Duration Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Ultra Short Duration Fund (Institutional Class)
Average Annual Return, Percent	5.21%			3.70%									2.94%
Without Sales Load [Member] | Guggenheim Core Bond Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.71%			(0.05%)									2.69%
Without Sales Load [Member] | Guggenheim Core Bond Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%			(0.78%)									1.94%
Without Sales Load [Member] | Guggenheim Floating Rate Strategies Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%			5.89%									4.31%
Without Sales Load [Member] | Guggenheim Floating Rate Strategies Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%			5.11%									3.53%
Without Sales Load [Member] | Guggenheim High Yield Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%			5.21%									5.34%
Without Sales Load [Member] | Guggenheim High Yield Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%			4.41%									4.54%
Without Sales Load [Member] | Guggenheim Limited Duration Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%			2.63%									2.87%
Without Sales Load [Member] | Guggenheim Limited Duration Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%			1.87%									2.10%
Without Sales Load [Member] | Guggenheim Macro Opportunities Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%			4.06%									4.03%
Without Sales Load [Member] | Guggenheim Macro Opportunities Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%			3.30%									3.26%
Without Sales Load [Member] | Guggenheim Municipal Income Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.04%			(0.08%)									1.64%
Without Sales Load [Member] | Guggenheim Municipal Income Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.27%			(0.82%)									0.89%
Without Sales Load [Member] | Guggenheim Total Return Bond Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%			0.31%									2.91%
Without Sales Load [Member] | Guggenheim Total Return Bond Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%			(0.44%)									2.14%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		3.71%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		3.71%
Guggenheim Core Bond Fund | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Core Bond Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Core Bond Fund | Class P | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Floating Rate Strategies Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Floating Rate Strategies Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Floating Rate Strategies Fund | Class P | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Floating Rate Strategies Fund | Class R6 | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)	1.70%
Guggenheim High Yield Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim High Yield Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim High Yield Fund | Class P | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim High Yield Fund | Institutional Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim High Yield Fund | Class R6 | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)					1.76%
Guggenheim Limited Duration Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Limited Duration Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Limited Duration Fund | Class P | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Limited Duration Fund | Institutional Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Limited Duration Fund | Class R6 | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)	1.70%
Guggenheim Macro Opportunities Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Macro Opportunities Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Macro Opportunities Fund | Class P | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Macro Opportunities Fund | Institutional Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Macro Opportunities Fund | Class R6 | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)	1.70%
Guggenheim Municipal Income Fund | Class A | Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%			0.86%									2.34%
Guggenheim Municipal Income Fund | Class C | Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%			0.86%									2.34%
Guggenheim Municipal Income Fund | Class P | Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%			0.86%									2.34%
Guggenheim Municipal Income Fund | Institutional Class | Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%			0.86%									2.34%
Guggenheim Total Return Bond Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Total Return Bond Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Total Return Bond Fund | Class P | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Total Return Bond Fund | Institutional Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Total Return Bond Fund | Class R6 | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)								1.53%
Guggenheim Ultra Short Duration Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)				2.14%
Guggenheim Ultra Short Duration Fund | Institutional Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)									1.84%
Guggenheim Floating Rate Strategies Fund | Class A | S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.09%			6.88%									5.45%
Guggenheim Floating Rate Strategies Fund | Class C | S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.09%			6.88%									5.45%
Guggenheim Floating Rate Strategies Fund | Class P | S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.09%			6.88%									5.45%
Guggenheim Floating Rate Strategies Fund | Institutional Class | S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.09%			6.88%									5.45%
Guggenheim Floating Rate Strategies Fund | Class R6 | S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.09%			6.88%	5.72%
Guggenheim High Yield Fund | Class A | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%			5.55%									6.17%
Guggenheim High Yield Fund | Class C | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%			5.55%									6.17%
Guggenheim High Yield Fund | Class P | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%			5.55%									6.17%
Guggenheim High Yield Fund | Institutional Class | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%			5.55%									6.17%
Guggenheim High Yield Fund | Class R6 | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%			5.55%					5.15%
Guggenheim Limited Duration Fund | Class A | Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return, Percent	4.14%			1.78%									1.92%
Guggenheim Limited Duration Fund | Class C | Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return, Percent	4.14%			1.78%									1.92%
Guggenheim Limited Duration Fund | Class P | Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return, Percent	4.14%			1.78%									1.92%
Guggenheim Limited Duration Fund | Institutional Class | Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return, Percent	4.14%			1.78%									1.92%
Guggenheim Limited Duration Fund | Class R6 | Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Average Annual Return, Percent	4.14%			1.78%	2.29%
Guggenheim Macro Opportunities Fund | Class A | ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.41%			2.99%									2.09%
Guggenheim Macro Opportunities Fund | Class C | ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.41%			2.99%									2.09%
Guggenheim Macro Opportunities Fund | Class P | ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.41%			2.99%									2.09%
Guggenheim Macro Opportunities Fund | Institutional Class | ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.41%			2.99%									2.09%
Guggenheim Macro Opportunities Fund | Class R6 | ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.41%			2.99%	2.66%
Guggenheim Municipal Income Fund | Class A | Bloomberg Municipal Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Long Bond Index
Average Annual Return, Percent	(1.34%)			(0.04%)									2.45%
Guggenheim Municipal Income Fund | Class C | Bloomberg Municipal Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Long Bond Index
Average Annual Return, Percent	(1.34%)			(0.04%)									2.45%
Guggenheim Municipal Income Fund | Class P | Bloomberg Municipal Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Long Bond Index
Average Annual Return, Percent	(1.34%)			(0.04%)									2.45%
Guggenheim Municipal Income Fund | Institutional Class | Bloomberg Municipal Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Long Bond Index
Average Annual Return, Percent	(1.34%)			(0.04%)									2.45%
Guggenheim Ultra Short Duration Fund | Class A | Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.47%			3.04%				2.65%
Guggenheim Ultra Short Duration Fund | Institutional Class | Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.47%			3.04%									2.08%